Inventories (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Inventories
Coal	$ 61	$ 74
Spare parts and maintenance supplies	1,144	1,544
Inventory net	4,810	4,298
Inventories (Textuals)
Adjustment to reduce inventories to market value	0	0
Nickel (co-products and by-products) [Member]
Inventories
Finished products	2,161	1,310
Iron ore and pellets [Member]
Inventories
Finished products	794	825
Manganese and ferroalloys [Member]
Inventories
Finished products	204	203
Fertilizer [Member]
Inventories
Finished products	237	171
Copper concentrate [Member]
Inventories
Finished products	93	28
Others [Member]
Inventories
Finished products	$ 116	$ 143